PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash (used in) generated from operating activities	¥ (201,824)	$ (28,861)	¥ (397,749)	¥ (276,471)
Net cash (used in) generated from investing activities	53,965	7,718	(593,444)	(47,681)
Net cash (used in) generated from financing activities	197,232	28,204	1,146,031	257,653
Exchange rate effect on cash	12,353	1,766	(8,275)	(2,425)
Net (decrease) increase in cash	61,726	8,827	146,563	(68,924)
Cash and cash equivalents and restricted cash at beginning of the year	236,982	33,888	90,419	159,343
Cash and cash equivalents and restricted cash at end of the year	298,708	42,715	236,982	90,419
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	297,787		216,224	58,139	$ 42,583
Restricted cash, current portion	921		20,758	32,280	132
Total cash and cash equivalents and restricted cash	298,708		236,982	90,419	42,715
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash (used in) generated from operating activities	(2,304)	(329)	641	(1,258)
Net cash (used in) generated from investing activities	56,186	8,034	19,039	15,655
Net cash (used in) generated from financing activities	(53,847)	(7,700)	(37,226)	1,590
Exchange rate effect on cash	(17)	(2)	489	(31)
Net (decrease) increase in cash	18	3	(17,057)	15,956
Cash and cash equivalents and restricted cash at beginning of the year	409	58	17,466	1,510
Cash and cash equivalents and restricted cash at end of the year	427	$ 61	409	17,466
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	336		409	17,466	48
Restricted cash, current portion	91				13
Total cash and cash equivalents and restricted cash	¥ 427		¥ 409	¥ 17,466	$ 61